Risk Management - Impact of Fluctuating Commodity Prices and Interest Rates on Company's Open Risk Management Positions (Details) - Currency risk $ in Millions	12 Months Ended
	Dec. 31, 2025 CAD ($) $ / $	Dec. 31, 2024 CAD ($)
Disclosure of Nature and Extent of Risks Arising from Financial Instruments [Line Items]
Increase	$ 215	$ 196
Decrease	$ (215)	$ (196)
Canadian to U.S. Dollar Exchange Rate
Disclosure of Nature and Extent of Risks Arising from Financial Instruments [Line Items]
Sensitivity Range | $ / $	0.05